Submission	Sep. 01, 2026
Submission [Line Items]
Central Index Key	0002111860
Registrant Name	Xtend AI Robotics, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES